Convertible Note Payable (Details)														1 Months Ended					3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Aug. 05, 2026 $ / shares shares	Jul. 24, 2026 USD ($) shares	Feb. 19, 2026 USD ($)	Feb. 11, 2026 USD ($)	Jan. 01, 2026 USD ($) $ / shares shares	Jul. 03, 2025 USD ($)	May 29, 2025 USD ($) $ / shares	Dec. 15, 2024 USD ($) $ / shares shares	Jun. 05, 2024 USD ($) $ / shares shares	Mar. 07, 2024 USD ($) Years $ / shares shares	Oct. 09, 2023 USD ($) Years $ / shares shares	Jul. 06, 2023 USD ($) Years $ / shares shares	May 23, 2023 USD ($) Years $ / shares shares	Aug. 10, 2026 shares	Jul. 31, 2026 shares	Jan. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2025	Dec. 31, 2024 USD ($) Years $ / shares shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Years $ / shares shares	Jul. 22, 2026 $ / shares shares	Feb. 26, 2026 shares	Jun. 05, 2025 USD ($) $ / shares shares	Jun. 04, 2025 $ / shares	Apr. 30, 2025 shares	Apr. 03, 2025 shares	Mar. 31, 2025 shares	Mar. 26, 2025 shares	Nov. 18, 2024 shares
Debt Instrument [Line Items]
Aggregate principal amount													$ 1,500,000
Issuance of common stock (in Shares) | shares													250											5,000
Warrants to purchase shares (in Shares) | shares									4,000		146							3,600							3,600
Principal amount																			$ 1,414,070		$ 1,414,070
Warrant exercise price (in Dollars per share) | $ / shares									$ 150		$ 540							$ 195							$ 195
Fair value of warrant																			(1,652)	$ (561,176)	1,275,237	$ (446,816)		$ (538,213)	$ (374,365)
Original issue discount																			195,609		195,609
Conversion price per share (in Dollars per share) | $ / shares												$ 450
Purchase warrant (in Shares) | shares												117
Debt issuance costs																			65,324	780,602	254,741	1,064,357		1,136,412	1,291,814
Net cash received																								200,000
Pay off all previously issued convertible notes																					200,000				3,388,222
Lender's cost																								64,652
Warrant exercisable date									Jun. 05, 2029								Jun. 05, 2029
Derivative liability																		$ 112,666							112,666
Floor price per share (in Dollars per share) | $ / shares							$ 20
Loss on extinguishment of debt																				(9,076,587)		(9,076,587)		(9,076,587)
Interest charge																							$ 42,333	$ 42,333
Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares									267		642							203							203
Warrant exercise price (in Dollars per share) | $ / shares											$ 750
Fair value of warrant												$ 150	$ 450												$ 2,880
Warrant exercise price (in Dollars per share) | $ / shares										$ 600		$ 1,350	$ 1,350
First Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares									3,333
Warrant exercise price (in Dollars per share) | $ / shares									$ 195
Second Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares									4,000																			621,353
Warrant exercise price (in Dollars per share) | $ / shares									$ 150
Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding (in Shares) | shares																							25,215	25,215
May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares													250
Share price (in Dollars per share) | $ / shares													$ 1,350
Conversion floor price per sharre (in Dollars per share) | $ / shares													$ 450
Purchase price payment													$ 1,425,000
Principal amount													75,000
Debt issuance costs													$ 175,162
Warrants outstanding (in Shares) | shares													33
Original issue discount																							$ 349,654	$ 349,654
May 2023 Convertible Note [Member] | Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Percentage of secured promissory notes													13.00%
Aggregate principal amount													$ 1,500,000
May 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair value of warrant													$ 450
Warrant exercise price (in Dollars per share) | $ / shares													$ 1,350
July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount												$ 500,000
Debt issuance costs												74,204
Fair value of warrant												150
Original issue discount												$ 89,191
Percentage promissory notes												13.00%
Price per share (in Dollars per share) | $ / shares												$ 256
Conversion price per share (in Dollars per share) | $ / shares												1,350
July 2023 Convertible Note [Member] | Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares												$ 960
July 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares												83
Warrants outstanding (in Shares) | shares												11
Warrant exercise price (in Dollars per share) | $ / shares												$ 1,350
July 2023 Convertible Note [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Purchase warrant (in Shares) | shares												139
October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount											$ 700,000
Issuance of common stock (in Shares) | shares											233
Warrants to purchase shares (in Shares) | shares											146
Share price (in Dollars per share) | $ / shares											$ 450
Warrant exercise price (in Dollars per share) | $ / shares											$ 540
Debt issuance costs											$ 95,349
Fair value of warrant											$ 378
Warrant exercise price (in Dollars per share) | $ / shares											$ 750
Original issue discount																							128,748	128,748
Percentage promissory notes											13.00%
Trading price (in Dollars per share) | $ / shares											$ 450
October 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares											117
Warrants outstanding (in Shares) | shares											28
Fair value of warrant											$ 378
Warrant exercise price (in Dollars per share) | $ / shares											$ 750
March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 700,000
Issuance of common stock (in Shares) | shares										350
Share price (in Dollars per share) | $ / shares										$ 300
Debt issuance costs										$ 74,379
Warrants outstanding (in Shares) | shares										841
Fair value of warrant										$ 473
Warrant exercise price (in Dollars per share) | $ / shares										$ 600
Original issue discount										$ 35,000
Percentage promissory notes										13.00%
Purchase warrant (in Shares) | shares										404
Trading price (in Dollars per share) | $ / shares										$ 300
Purchase price										$ 665,000
Common stock shares outstanding (in Shares) | shares										350
Debt issuance costs										$ 35
March 2024 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Fair value of warrant										$ 473
Warrant exercise price (in Dollars per share) | $ / shares										$ 600
March 2024 Convertible Note [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Purchase warrant (in Shares) | shares										438
March 2024 Convertible Note [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares										$ 390
June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 2,845,000
Issuance of common stock (in Shares) | shares									1,340
Warrants to purchase shares (in Shares) | shares									7,333
Share price (in Dollars per share) | $ / shares									$ 225
Purchase price payment									$ 2,702,750
Warrant exercise price (in Dollars per share) | $ / shares																												$ 150
Debt issuance costs																							$ 224,221	224,221
Original issue discount									$ 142,250
Percentage promissory notes									13.00%
Debt issuance costs																								1,082,226	1,291,814
Net cash received																								881,210
Pay off all previously issued convertible notes																								1,661,540
Finder’s fee																								120,000
Waiver fee amount								$ 838,794
Floor price per share (in Dollars per share) | $ / shares							$ 20
Loss on extinguishment of debt							$ 9,076,587
Converted principal amount																		$ 288,223
Interest expense																								320,282	$ 325,486
June 2024 Convertible Note [Member] | Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Percentage of secured promissory notes									13.00%
Aggregate principal amount									$ 2,845,000
June 2024 Convertible Note [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Lender's cost																								$ 40,000
June 2024 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares									1,340
Warrants to purchase shares (in Shares) | shares									7,333														3,600	3,600				4,000				4,000
Warrant exercise price (in Dollars per share) | $ / shares																							$ 195	$ 195
Issuance of warrants (in Shares) | shares																							267	267
June 2024 Convertible Note [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Debt issuance costs																								$ 621,353
Derivative liability																												$ 621,353
July 2025 Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 200,000
Share price (in Dollars per share) | $ / shares																			$ 20		$ 20		$ 20	$ 20
Interest charge						$ 60,000
Interest expense																			$ 0	82,755	$ 23,192	164,711
July 2025 Convertible Note [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Fair value of warrant																			621,353	621,353	621,353	621,353
Debt issuance costs																			$ 0	$ 780,602	8,932	$ 1,064,357
Common Stock [Member]
Debt Instrument [Line Items]
Price per share (in Dollars per share) | $ / shares																													$ 70.6
Common Stock [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares												$ 1,350
Common Stock [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares												83
Stock Price [Member]
Debt Instrument [Line Items]
Warrant measurement input																		65.2							65.2
Stock Price [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input																		65.2							65.2
Stock Price [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input													588
Stock Price [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												426
Stock Price [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											231
Stock Price [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input																							207.8	207.8
Volatility [Member]
Debt Instrument [Line Items]
Warrant measurement input																		88.64							88.64
Volatility [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input																		93.9							93.9
Volatility [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input													88.8
Volatility [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												88.52
Volatility [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											89.7
Volatility [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input																							85.72	85.72
Risk-free Rate [Member]
Debt Instrument [Line Items]
Warrant measurement input																		4.38							4.38
Risk-free Rate [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input																		4.27							4.27
Risk-free Rate [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input													3.76
Risk-free Rate [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												4.37
Risk-free Rate [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											4.75
Risk-free Rate [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input																							4.31	4.31
Annual Dividend Yield [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input													0
Annual Dividend Yield [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input												0
Annual Dividend Yield [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input											0
Annual Dividend Yield [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input																							0	0
Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years																		4.4							4.4
Measurement Input, Expected Term [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years																		3.8							3.8
Measurement Input, Expected Term [Member] | May 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years													5
Measurement Input, Expected Term [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years												5
Measurement Input, Expected Term [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years											5
Measurement Input, Expected Term [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years										5
Subsequent Event [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 233,910
Issuance of common stock (in Shares) | shares	33,674	18,000												118,750
Conversion price per share (in Dollars per share) | $ / shares	$ 1,010.22
Debt issuance costs			$ 26,910	$ 26,910
Interest expense		$ 363,000
Subsequent Event [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares																										46,296
Warrant exercise price (in Dollars per share) | $ / shares																										$ 0.2
Subsequent Event [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Issuance of common stock (in Shares) | shares															18,000
Subsequent Event [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Warrants outstanding (in Shares) | shares																											0.002
Mast Hill Fund, L.P.[Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares													768
Mast Hill Fund, L.P.[Member] | First Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares													417
Warrant exercise price (in Dollars per share) | $ / shares													$ 1,350
Mast Hill Fund, L.P.[Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares													352
Warrant exercise price (in Dollars per share) | $ / shares													$ 960
Mast Hill Fund, L.P.[Member] | June 2024 Convertible Note [Member] | First Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares									3,333
Warrant exercise price (in Dollars per share) | $ / shares									$ 195
Mast Hill Fund, L.P.[Member] | June 2024 Convertible Note [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares									4,000
Warrant exercise price (in Dollars per share) | $ / shares									$ 150
FirstFire [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares																		11							11
Purchase price payment												$ 475,000
Warrants outstanding (in Shares) | shares												150
Fair value of warrant																									$ 94
Original issue discount												$ 25,000
Issuance of warrants (in Shares) | shares																																		175
Warrant exercisable date												Jul. 06, 2028
FirstFire [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares												150
Warrant exercise price (in Dollars per share) | $ / shares												$ 1,350
Issuance of warrants (in Shares) | shares																																		139
FirstFire [Member] | July 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount												$ 500,000
FirstFire [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares											175
Debt issuance costs											$ 350,000
Original issue discount											$ 17,500
FirstFire [Member] | October 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares											175
Purchase price payment											$ 332,500
Mast Hill [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares																		450							450
Warrant exercise price (in Dollars per share) | $ / shares																							$ 195	$ 195
Warrants outstanding (in Shares) | shares																							267	267
Fair value of warrant																								$ 1,854	$ 3,714
Mast Hill [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares									3,600	473	378		450					473							473					3,333		417	175
Warrant exercise price (in Dollars per share) | $ / shares									$ 195	$ 600	$ 750		$ 1,350
Warrants outstanding (in Shares) | shares									267	473	378		450
Fair value of warrant																									$ 8,191
Issuance of warrants (in Shares) | shares																															438
Mast Hill [Member] | Second Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																							$ 150	$ 150
Warrants outstanding (in Shares) | shares																							4,000	4,000
Fair value of warrant																								$ 32,175
Mast Hill [Member] | Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Purchase of warrants (in Shares) | shares								7,500
Mast Hill [Member] | October 2023 Convertible Note [Member]
Debt Instrument [Line Items]
Purchase price payment											$ 332,500
Mast Hill [Member] | October 2023 Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Aggregate principal amount											$ 350,000
Mast Hill [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Original issue discount																							$ 97,374	$ 97,374
Mast Hill [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrants to purchase shares (in Shares) | shares																							3,600	3,600
Share price (in Dollars per share) | $ / shares																$ 20							$ 20	$ 20
Warrant exercise price (in Dollars per share) | $ / shares								$ 0.2
Original issue discount																							$ 1,460,343	$ 1,460,343
Waiver fee amount								$ 150,000
Converted principal amount																$ 545,950							$ 2,010,827
Converted shares (in Shares) | shares																27,298							100,541
Mast Hill [Member] | June 2024 Convertible Note [Member] | Pre Funded Warrants [Member]
Debt Instrument [Line Items]
Purchase of warrants (in Shares) | shares								7,500
Mast Hill [Member] | Waiver Fee [Member]
Debt Instrument [Line Items]
Waiver fee amount								$ 150,000
Mast Hill [Member] | Stock Price [Member]
Debt Instrument [Line Items]
Warrant measurement input																		65.2							65.2
Mast Hill [Member] | Stock Price [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input										120
Mast Hill [Member] | Volatility [Member]
Debt Instrument [Line Items]
Warrant measurement input																		97							97
Mast Hill [Member] | Volatility [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input																		90.43							90.43
Mast Hill [Member] | Volatility [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input										85.24
Mast Hill [Member] | Risk-free Rate [Member]
Debt Instrument [Line Items]
Warrant measurement input																		4.27							4.27
Mast Hill [Member] | Risk-free Rate [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input										4.07
Mast Hill [Member] | Annual Dividend Yield [Member] | March 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Warrant measurement input										0
Mast Hill [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years																		3.4							3.4
Mast Hill [Member] | Measurement Input, Expected Term [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrant measurement input | Years																		4.2							4.2
Mast Hill [Member] | Subsequent Event [Member] | June 2024 Convertible Note [Member]
Debt Instrument [Line Items]
Share price (in Dollars per share) | $ / shares					$ 20
Converted principal amount					$ 545,949
Converted shares (in Shares) | shares					27,297
Investor [Member] | July 2025 Convertible Note [Member]
Debt Instrument [Line Items]
Debt issuance costs																					$ 26,800			$ 26,800
Restricted common stock (in Shares) | shares																					250			250